International operations (Tables)	12 Months Ended
Dec. 31, 2019
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		Europe, the Middle East and Africa		Asia-Pacific region	Other			Total
2019
	Total assets at period end (a)	$74,504	(b)	$36,347	$2,636	$113,487	$268,021	$381,508
	Total revenue	3,833	(b)	1,161	737	5,731	10,731	16,462
	Income before income taxes	1,447		548	506	2,501	3,086	5,587
	Net income	1,116		423	390	1,929	2,538	4,467
2018
	Total assets at period end (a)	$74,982	(b)	$23,199	$1,483	$99,664	$263,209	$362,873
	Total revenue	4,252	(b)	1,103	684	6,039	10,353	16,392
	Income before income taxes	1,694		564	455	2,713	2,479	5,192
	Net income	1,345		448	361	2,154	2,100	4,254
2017
	Total assets at period end (a)	$88,490	(b)	$20,676	$1,737	$110,903	$260,855	$371,758
	Total revenue	3,982	(b)	997	610	5,589	9,954	15,543
	Income before income taxes	1,497		538	296	2,331	2,279	4,610
	Net income	1,186		426	234	1,846	2,268	4,114

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the U.S.
(b)
Includes assets of approximately $30.8 billion, $30.6 billion and $32.9 billion and revenue of approximately $2.6 billion, $2.6 billion and $2.4 billion in 2019, 2018 and 2017, respectively, of international operations domiciled in the UK, which is 8%, 8% and 9% of total assets and 16%, 16% and 15% of total revenue, respectively.